Annual Total Returns- Inverse Mid-Cap Strategy Fund (Class H) [BarChart] - Class H - Inverse Mid-Cap Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.60%)	(18.14%)	(27.69%)	(11.82%)	(1.01%)	(19.50%)	(14.19%)	11.87%	(19.88%)	(25.38%)